SUBSEQUENT EVENTS (Details) - $ / shares		3 Months Ended
	Mar. 09, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021
SUBSEQUENT EVENTS
Dividends declared per share		$ 0.08	$ 0.09	$ 0.11	$ 0.13	$ 0.14
ADS
SUBSEQUENT EVENTS
Dividends declared per share		$ 0.16	$ 0.18	$ 0.22	$ 0.26	$ 0.28
Subsequent Event
SUBSEQUENT EVENTS
Dividends declared per share	$ 0.08
Subsequent Event | ADS
SUBSEQUENT EVENTS
Dividends declared per share	$ 0.16